Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax
Income tax expense	$ 4	$ 3	$ 14	$ 3
Accounts payable to affiliates	21		21		$ 22
United States
Income Tax
Aggregate income tax provision						$ 30
Total liability	20		20		20
Accounts payable to affiliates	$ 3		$ 3		$ 3